CONSOLIDATED STATEMENT OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Net income	¥ 3,985,761	¥ 4,789,755	¥ 5,071,421
Depreciation and amortization	2,392,519	2,251,233	2,087,066
Interest income and interest costs related to financial services, net	(809,088)	(747,742)	(713,506)
Share of profit (loss) of investments accounted for using the equity method	(552,742)	(591,219)	(763,137)
Income tax expense	1,167,234	1,624,835	1,893,665
Changes in operating assets and liabilities, and other	(976,558)	(2,815,549)	(3,975,836)
(Increase) decrease in trade accounts and other receivables	(539,370)	55,139	(859,239)
(Increase) decrease in receivables related to financial services	(2,017,214)	(2,389,665)	(3,398,434)
(Increase) decrease in inventories	(468,883)	(70,654)	(207,529)
(Increase) decrease in other current assets	(175,944)	(462,114)	(326,365)
Increase (decrease) in trade accounts and other payables	378,798	362,924	560,737
Increase (decrease) in other current liabilities	1,477,356	659,088	666,513
Increase (decrease) in retirement benefit liabilities	153,351	17,377	(161)
Other, net	215,348	(987,645)	(411,358)
Interest received	2,760,711	2,672,724	2,292,156
Dividends received	430,774	623,295	587,259
Interest paid	(1,685,013)	(1,609,083)	(1,148,392)
Income taxes paid, net of refunds	(1,240,680)	(2,501,315)	(1,124,322)
Net cash provided by (used in) operating activities	5,472,920	3,696,934	4,206,373
Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(2,148,192)	(1,906,811)	(1,846,447)
Additions to equipment leased to others	(2,766,352)	(2,996,920)	(2,867,660)
Proceeds from sales of fixed assets excluding equipment leased to others	31,242	70,821	154,985
Proceeds from sales of equipment leased to others	1,355,605	1,707,899	2,008,634
Additions to intangible assets	(378,804)	(354,196)	(334,287)
Additions to public and corporate bonds and stocks	(4,290,671)	(3,965,550)	(2,972,779)
Proceeds from sales of public and corporate bonds and stocks	739,503	1,035,922	1,201,405
Proceeds upon maturity of public and corporate bonds	4,778,059	2,713,649	1,049,963
Other, net	1,159,304	(494,551)	(1,392,565)
Net cash provided by (used in) investing activities	(1,520,307)	(4,189,736)	(4,998,751)
Cash flows from financing activities
Increase (decrease) in short-term debt	(90,691)	75,675	401,740
Proceeds from long-term debt	12,880,225	13,381,581	12,057,349
Payments of long-term debt	(11,956,541)	(10,872,262)	(8,752,329)
Dividends paid to Toyota Motor Corporation common shareholders	(1,238,974)	(1,132,329)	(880,197)
Dividends paid to non-controlling interests	(125,416)	(127,232)	(90,309)
Reissuance (repurchase) of treasury stock	(39,975)	(1,179,043)	(231,069)
Other, net	34,712	50,845	(7,627)
Net cash provided by (used in) financing activities	(536,659)	197,236	2,497,558
Effect of exchange rate changes on cash and cash equivalents	377,197	(134,089)	189,914
Net increase (decrease) in cash and cash equivalents	3,793,150	(429,656)	1,895,094
Cash and cash equivalents at beginning of year	8,982,404	9,412,060	7,516,966
Net increase (decrease) in cash and cash equivalents resulting from transfer to assets held for sale	(115,932)	0	0
Cash and cash equivalents at end of year	¥ 12,659,622	¥ 8,982,404	¥ 9,412,060